Share Capital - Restricted Share Unit Plan, Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	108,500	163,904